Allianz

Allianz Life Insurance Company of North America

John Hite
Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone: 763-765-7494
John.Hite@allianzlife.com
www.allianzlife.com

VIA EDGAR
October 25, 2023
Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, DC  20549-4644

Re:  Allianz Life Variable Account B
        Registration Statement Nos. 333-255394 and 811-05618

Dear Sir/Madam:
Pursuant to Securities Act Rule 497(j), I hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the most recent post-effective amendment, which amendment has been filed electronically.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-7494.
Sincerely,
Allianz Life Insurance Company of North America

By:  /s/ John P. Hite
John P. Hite
Counsel